Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of Inventories

	December 31, 2019	December 31, 2018
Concentrates	$1,292	$941
Current ore stockpiles	497	1,602
Spare parts and supplies	5,370	5,593

	7,159	8,136
Long-term ore stockpiles	1,339	—

	$8,498	$8,136